Other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income
Schedule of other operating income

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Grants	€2,289	€1,842	€422
Research and development incentives	4,818	2,151	983
Payroll tax rebates	5,694	3,756	3,436
	€12,801	€7,749	€4,841

Schedule of grants

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship - VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/11/2017
End date:	31/10/2020
Amount granted and approved:	€2,527
Amount recognized:	845

Flanders Innovation & Entrepreneurship - VLAIO 2
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/05/2018
End date:	31/10/2020
Amount granted and approved:	€2,634
Amount recognized:	1,411